Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended September 30
	2018	2017	2016
Stock option grants	$221	440	384
Annual director stock award	368	368	361
	$589	808	745

Summary of Company stock options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2015	75,315	$21.95	5.8	$666
Granted	38,794	23.78		362
Forfeited	(3,298)	24.24		(29)
Outstanding at
September 30, 2016	110,811	$22.52	6.2	$999
Granted	40,780	21.25		272
Outstanding at
September 30, 2017	151,591	$22.18	6.3	$1,271
Granted	33,960	18.57		240
Exercised	(5,801)	21.44		(53)
Forfeited	(4,199)	21.44		(39)
Outstanding at
September 30, 2018	175,551	$21.52	6.3	$1,419
Exercisable at
September 30, 2018	100,816	$22.05	4.9	$809
Vested during
twelve months ended
September 30, 2018	25,891			$188

Summary information concerning stock options outstanding

	Shares	Weighted	Weighted
Range of Exercise	Under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	33,960	18.57	9.1
$20.64 - $25.78	36,600	22.08	7.8
$25.79-32.23	4,175	28.01	5.9
	74,735	$20.81	8.3	Years
Exercisable:
$16.50 - $20.63	40,062	18.55	2.5
$20.64 - $25.78	45,711	22.89	6.7
$25.79 - $32.23	15,043	28.83	5.7
	100,816	$22.05	4.9	Years
Total	175,551	$21.52	6.3	Years